Cover	Sep. 15, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Invesco Mortgage Capital Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34385
Entity Tax Identification Number	26-2749336
Entity Address, Address Line One	1331 Spring Street, N.W., Suite 2500,
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	892-0896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001437071
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IVR
Security Exchange Name	NYSE
7.50% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.50% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	IVR PrC
Security Exchange Name	NYSE